RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2021
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS

(a)	Related parties (1)

Name of related parties	Relationship with the Company

Tencent Limited and its affiliates (“Tencent”)	A shareholder of the Company

(1)	These are the related parties that have engaged in significant transactions with the Company for the six months ended June 30, 2020 and 2021.

(b)	The Company had the following significant related party transactions for the six months ended June 30, 2020 and 2021, respectively:

	Six months ended June 30,
	2020	2021
	$	$_

Royalty fee and license fee to:
- Tencent	53,931	69,128

Services provided by:
- Tencent	11,369	9,935

(c)	The Company had the following significant related party balances as of December 31, 2020 and June 30, 2021:

	As of
	December 31,	June 30,
	2020	2021
	$_	$_
Amounts due to related parties:
- Tencent	38,416	57,082